Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Financial assets at fair value through other comprehensive income	₩ 1,665,368	₩ 1,680,168
Other financial assets
Financial assets at fair value through profit or loss	1,029,926	939,661
Derivative financial assets for hedging	445,471	159,211
Investment properties	2,299,616	2,198,135	₩ 1,933,358
Liabilities
Borrowing	10,520,690	10,218,165
Other financial liabilities
Financial liabilities at fair value through profit or loss	132,011	136,106
Derivative financial liabilities for hedging	3	24,547
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging	445,471
Liabilities
Borrowing	₩ 10,423,619	₩ 9,979,545
Other financial liabilities
Valuation techniques	DCF Model
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets	Market observation discount rate
Description of inputs used in fair value measurement, liabilities	Bond interest rate	Bond interest rate
Level 2 [Member] | Derivative financial liabilities for hedging [member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 3	₩ 24,547
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets		Market observation discount rate, Swap interest rate
Description of inputs used in fair value measurement, liabilities	Market observation discount rate	Market observation discount rate
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 114,774	₩ 116,198
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Description of inputs used in fair value measurement, assets	Guaranteed bond interest rate	Guaranteed bond interest rate
Level 2, 3 [Member]
Other financial assets
Derivative financial assets for hedging		₩ 159,211
Other financial liabilities
Valuation techniques		DCF Model
Level 2, 3 [Member] | Financial liabilities at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss	₩ 132,011
Valuation techniques	DCF Model, Binomial Option Pricing Model,
Description of inputs used in fair value measurement, liabilities	Treasury Bond Interest rate	Forward exchange rate Forward interest rate
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss	₩ 1,024,306	₩ 925,750
Other financial liabilities
Valuation techniques	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation	DCF Model, Adjusted Net Asset Model, Monte-Carlo Simulation
Description of inputs used in fair value measurement, assets	Market Interest rate, Underlying asset price	Market Interest rate, Underlying asset price
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 348,248	₩ 449,232
Other financial liabilities
Valuation techniques	DCF Model, Market Approach Model	DCF Model, Market Approach Model
Description of inputs used in fair value measurement, assets	Discount rate	Discount rate
Level 3 [Member]
Other financial assets
Investment properties	₩ 6,899,105	₩ 5,276,169
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 3 [Member] | Financial liabilities at fair value through profit or loss [member]
Other financial liabilities
Financial liabilities at fair value through profit or loss		₩ 136,106
Valuation techniques		DCF Model, Binomial Option Pricing Model, Monte-Carlo Simulation